Capital Structure (Details) $ / shares in Units, ¥ in Thousands						1 Months Ended	12 Months Ended
		Jan. 02, 2025 shares	Dec. 10, 2024 shares	Jul. 02, 2024 $ / shares shares	Nov. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Apr. 17, 2025 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 CNY (¥)
Capital Structure [Line Items]
Authorized share capital, value (in Dollars) | $							$ 10,000,000,000							$ 4,000,000,000,000	$ 10,000,000,000
Authorized share capital							10,000,000,000							10,000,000,000
Par value (in Dollars per share) | $ / shares							$ 0.001
Authorized share capital, ordinary shares
Ordinary shares, par value per share (in Dollars per share) | $ / shares														$ 0.001
Authorized unissued
Shares issued per price (in Dollars per share) | $ / shares														$ 0.4
Consideration (in Dollars) | $							$ 1,000
Cash (in Yuan Renminbi) | ¥																¥ 11,513
Recognizing loss (in Yuan Renminbi) | ¥												¥ 3,043
Zhongrong [Member]
Capital Structure [Line Items]
Shares issued												154,634
Equity interests												57.73%	57.73%			0.30%
Selling Shareholder [Member]
Capital Structure [Line Items]
Equity interests																1.56%
Zhongji [Member]
Capital Structure [Line Items]
Shares issued						34,152
Equity interests						51.00%
Taiping [Member]
Capital Structure [Line Items]
Shares issued						22,768
Equity interests					51.00%	51.00%
Repurchased shares					22,768
2022 Share Buyback Program [Member]
Capital Structure [Line Items]
Aggregate of shares repurchased									127,710			634,946
Repurchase of ordinary shares outstanding percentage									0.22%
Shares repurchased, value (in Yuan Renminbi) | ¥									¥ 5,569			¥ 62,309
Stock repurchased, percentage of shares outstanding												2.00%
American Deposit Share [Member]
Capital Structure [Line Items]
Average price (in Dollars per share) | $ / shares										$ 6.4			$ 7.42
Aggregate repurchased shares												526,441
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Authorized share capital, ordinary shares							8,000,000,000	[1]		8,000,000,000	[1]			8,000,000,000	8,000,000,000
Ordinary shares, par value per share (in Dollars per share) | $ / shares							$ 0.4			$ 0.4					$ 0.001
Ordinary shares issued	[1]						13,435,271			2,898,349
Ordinary shares, outstanding	[1]						13,435,271			2,898,349
Aggregate of shares repurchased				345,000
Stock repurchase per share (in Dollars per share) | $ / shares				$ 38.4
Class A Ordinary Shares [Member] | Shareholders [Member]
Capital Structure [Line Items]
Shares issued									500
Share option exercises									345,525
Aggregate of shares repurchased			345,000
Class B Ordinary Shares
Capital Structure [Line Items]
Authorized share capital, ordinary shares							7,500,000	[1]		5,000,000	[1]			2,000,000,000	2,000,000,000
Ordinary shares, par value per share (in Dollars per share) | $ / shares							$ 0.4	[1]		$ 0.4	[1]				$ 0.001
Shares issued per price (in Dollars per share) | $ / shares							$ 0.4							$ 0.4
Ordinary shares issued	[1]						7,500,000
Ordinary shares, outstanding	[1]						7,500,000
Issuance shares							2,500,000
Shares issued		1,225,000
Class B Ordinary Shares | Expansion Group Ltd [Member]
Capital Structure [Line Items]
Shares issued							5,000,000
Total consideration (in Dollars) | $							$ 2,000,000
Ordinary Shares [Member]
Capital Structure [Line Items]
Repurchased shares												3,591,780
Private Placement [Member] | Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued per price (in Dollars per share) | $ / shares							$ 0.4
Shares issued							10,000,000
Repurchase of ordinary shares average price							3.156%
Total consideration (in Dollars) | $							$ 31,560,000
Infinew Limited [Member] | Class B Ordinary Shares
Capital Structure [Line Items]
Issuance shares							1,225,000
MAASE Inc. [Member] | Class B Ordinary Shares
Capital Structure [Line Items]
Issuance shares							1,275,000

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 21, 2025.